Note 13 - Commitments (Details Textual) $ in Thousands, $ in Millions	Aug. 21, 2015 CAD ($) shares	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CAD ($)
Statement Line Items [Line Items]
Total intangible assets other than goodwill		$ 71		$ 76
Patent license costs to be paid		1,575
Liquidity event payable		328
Miscellaneous other provisions [member]
Statement Line Items [Line Items]
Total other provisions		9,300
Other provisions, cumulative amount that has been paid or accrued		2,000
Not later than one year [member]
Statement Line Items [Line Items]
Patent license costs to be paid		165
Liquidity event payable		328
Stanford [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding from licensing agreement (in shares) | shares	649,999
Issue of equity	$ 100
License agreement, second project milestone			$ 2.0
License agreement, sales milestone			2.0
Stanford [member] | Not later than one year [member]
Statement Line Items [Line Items]
Patent license costs to be paid		165
Stanford [member] | Not later than five years [member]
Statement Line Items [Line Items]
Patent license costs to be paid		1,600
Licensing agreement, first project milestone			$ 0.3
National Institute of Health [member]
Statement Line Items [Line Items]
Liquidity event payable		$ 300